Other current and non-current assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Prepaid insurance expenses	€ 1,300	€ 1,000
Prepaid expenses of licenses and software	500	600
Other assets	950	787
Non-current prepayments	636	724
Current prepaid maintenance expenses	800	200
Receivables From Capital Gains Tax [Member]
Disclosure of subsidiaries [line items]
Other assets	300	400
Celgene Switzerland LLC And Genmab AS [Member]
Disclosure of subsidiaries [line items]
Current Incremental cost for collaboration agreement	700	500
Non-current prepayments	€ 300	€ 700